S000084922 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Barrow Hanley Emerging Markets Value Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	44.31%	(3.54%)	8.57%	(3.66%)